SEGMENT	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT

NOTE 15 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services category

The summary of total revenue by products and services categories consisted of the following

	For the Years Ended June 30,
Products and services category	2024	2023	2022
Products
Traditional pet products	$9,020,839	$8,302,299	$11,433,159
Intelligent pet products	4,384,631	7,404,407	13,492,076
Climbing hooks and others	1,355,016	1,806,369	1,761,341
Total revenue from products	14,760,486	17,513,075	26,686,576

Services
Dyeing services	87,416	-	342,561
Other services	-	71,379	66,060
Total revenue from services	87,416	71,379	408,621
Total	$14,847,902	$17,584,454	$27,095,197

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 15 – SEGMENT (continued)

Revenue by geographic location

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2024	2023	2022
Sales to international markets	$10,063,227	$11,253,079	$14,542,323
Sales to China domestic markets	4,784,675	6,331,375	12,552,874
Total	$14,847,902	$17,584,454	$27,095,197